FORM 5500, Schedule H, Part IV, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
FORM 5500, Schedule H, Part IV, Line 4i – Schedule of Assets (Held at End of Year)
FORM 5500, Schedule H, Part IV, Line 4i –
Schedule of Assets (Held at End of Year)
December 31, 2025

			Current
	Identity of Issue	Cost (1)	Value
	Common Stock Funds of The Charles Schwab Corporation:
*	Schwab 401(k) Equity Unit Fund		$502,443,290
*	Schwab Employee Stock Option Plan Equity Unit Fund		198,894,464
*	Schwab Ameritrade Converted Equity Unit Fund		77,412,801
	Total common stock funds of The Charles Schwab Corporation		778,750,555

	Mutual Funds:
**	Schwab 1000 Index® Fund		2,412,898,042
**	Schwab International Index Fund®		815,830,265
**	Schwab Fundamental US Large Company Index Fund		510,828,783
	Vanguard Emerging Markets Stock Index Fund		407,794,313
**	Schwab Treasury Inflation Protected Securities Index Fund		407,140,114
**	Schwab Fundamental US Small Company Index Fund		312,960,161
**	Schwab Fundamental International Equity Index Fund		262,050,552
	Vanguard Real Estate Index Fund		218,233,920
**	Schwab Fundamental Emerging Markets Equity Index Fund		93,895,526
**	Schwab Fundamental International Small Equity Index Fund		60,284,864
	Total mutual funds		5,501,916,540

	Common collective trusts:
	Vanguard Institutional Total Bond Market Index Trust		971,689,511
	Spartan® Small Cap Index Pool C		304,391,468
	Total common collective trusts		1,276,080,979

	Self-directed brokerage accounts		2,662,100,930

	Money Market Fund:
	Vanguard Treasury Money Market Fund		395,514,060

*	Participant Notes Receivable:
	10,705 loans with interest rates ranging from 4.15% to 9.50% maturing through 2046		109,974,723

	Total		$10,724,337,787

(1)	Cost information is not required as investments are participant-directed.
*	A party in interest as defined by ERISA.
**	Managed by a party in interest as defined by ERISA.